Income (Loss) Per Share	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Income (Loss) Per Share	Income (loss) Per Share

Accounting Policy

The Company calculates basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per share (loss) is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued, using the treasury share method.

The following is a reconciliation of basic income (loss) per share:

	Years ended March 31,
	2025	2024
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	$16,440	($53,339)
Net loss from discontinued operations attributable to Aurora shareholders	($14,172)	($12,243)
Net income (loss) attributable to Aurora shareholders	$2,268	($65,582)

Weighted average number of Common Shares outstanding	54,832,794	43,223,233

Basic income (loss) per share, continuing operations	$0.30	($1.23)
Basic loss per share, discontinued operations	($0.26)	($0.28)
Basic income (loss) per share	$0.04	($1.52)

The following is a reconciliation of diluted income (loss) per share:

	Years ended March 31,
	2025	2024(1)
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	$16,440	($53,339)
Net loss from discontinued operations attributable to Aurora shareholders	($14,172)	($12,243)
Net income (loss) attributable to Aurora shareholders	$2,268	($65,582)

Weighted average number of Common Shares outstanding	54,832,794	43,223,233

Dilutive shares outstanding
RSUs	414,047	—
PSUs	320,164	—
DSUs	56,755	—
	790,966	—

Weighted average dilutive Common Shares	55,623,760	43,223,233

Diluted income (loss) per share, continuing operations	$0.30	($1.23)
Diluted loss per share, discontinued operations(1)	($0.26)	($0.28)
Diluted income (loss) per share	$0.04	($1.52)
(1)Diluted earnings per share is not applicable when the impact will decrease loss per share or increase earnings per share.